UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-23125

ELEVATION ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary

Elevation ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – October 31, 2017

Item 1. Reports to Stockholders.

SummitWater

INFRASTRUCTURE
MULTIFACTOR ETF

ANNUAL REPORT

ELEVATION ETF TRUST NYSE: WTRX | 10.31.17

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2017 (Unaudited)

Performance Overview

The Summit Water Infrastructure Multifactor ETF (the “Fund”), for the one year period ended October 31, 2017, generated a total return of 20.85%. Gross of fees, the Fund’s return was relatively in-line with the Summit Zacks Global Water Index (Net Total Return), which returned 21.80%. The Fund underperformed the MSCI ACWI Net Total Return Index® (“MSCI ACWI®”), which returned 23.20% for the same period.

Relative to the MSCI ACWI®, the Fund saw a modest negative impact (-1.76%) from allocation effect on a sector level. The negative impact was largely driven by relative overweight exposures to Utilities (36.28% vs. 3.13% in MSCI ACWI) and underweight to Information Technology (1.34% vs. 16.67% in MSCI ACWI) as the Technology sector was the strongest performing sector in the ACWI. In addition, the Fund’s performance was negatively impacted (-0.91%) from selection effect within the individual fund holdings. The largest detractor of performance from selection effect was within the Utilities sector, specifically within emerging markets as the utilities holdings in those markets lagged their peers.

From a geographical perspective, the Fund’s returns were bolstered by security selection effect in the Netherlands, U.K., and U.S., as well as relative over-weights to Austria, China, and Chile. Fund performance for the period was negatively impacted by a relative overweight to the U.K. and Malaysia, as well as security selection effect in China and Austria. Currency effect was positive for the period, adding 133 basis points to the Fund’s relative outperformance.

The best performing stocks for the period were Interpump Group SPA (IP IM, +83.21%), Polypipe Group PLC (PLP LN, +82.89%), and Aalberts Industries NV (AALB NA, +58.97%). The worst performing stocks were Energy Recovery Inc. (ERII, -29.40%), Cia de Saneamento de Minas Gerais-COPASA (CSMG3 BZ, -15.03%), and Nihon Trim Co Ltd. (6788 JP, -12.32%).

Past performance is no guarantee of future results.

Annual Report | October 31, 2017	1

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2017 (Unaudited)

Performance (as of October 31, 2017)

	6 Month	1 Year	Since Inception^
Summit Water Infrastructure Multifactor ETF - NAV	6.98%	20.85%	18.83%
Summit Water Infrastructure Multifactor ETF - Market Price*	7.29%	22.18%	19.55%
Summit Zacks Global Water Index (TR)	7.70%	22.48%	20.46%
Summit Zacks Global Water Index (NTR)	7.37%	21.80%	19.79%
MSCI ACWI Net Total Return Index®	10.24%	23.20%	17.54%

Total Expense Ratio (per the current prospectus) 0.80%

Performance data quoted represents past performance. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.summitwateretf.com or call 1.844.809.3557.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.summitwateretf.com.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

^	The Fund commenced Investment Operations on August 9, 2016, with an Inception Date of August 8, 2016.

The Summit Zacks Global Water Index tracks the performance of publicly listed U.S. and international companies with a significant portion of their business activities dedicated to the global water industry.

MSCI ACWI Net Total Return Index® is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI® is maintained by Morgan Stanley Capital International, and is comprised of large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries.

Total Return (TR) assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

One cannot invest directly in an index. Index performance does not reflect Fund performance.

Summit Water Infrastructure Multifactor ETF shares are not individually redeemable. Investors buy and sell shares of the Summit Water Infrastructure Multifactor ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, in blocks of 25,000 shares.

The Summit Water Infrastructure Multifactor ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Further, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Concentration Risk. The Fund seeks to track the Summit Zacks Global Water Index. To the extent that the Summit Zacks Global Water Index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments approximately to the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.

ALPS Distributors, Inc. is the Distributor for the Fund.

2	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Portfolio Update

October 31, 2017 (Unaudited)

Hypothetical Performance of $10,000 Initial Investment (as of October 31, 2017)

Comparison of change in value of a $10,000 investment in the Fund and the index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. The Fund’s Inception Date was on August 8, 2016 and therefore has limited operating history. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

Kemira OYJ	4.91%
China Water Affairs Group, Ltd.	4.76%
YTL Power International Bhd	3.96%
Enercare, Inc.	3.84%
Coway Co., Ltd.	3.82%
Forest Water Environment Engineering Co., Ltd.	3.78%
Polypipe Group PLC	3.77%
TTW PCL	3.67%
ANDRITZ AG	3.51%
Pennon Group PLC	3.37%
Top Ten Holdings	39.39%
Sector Allocation (as a % of Net Assets)*

Industrials	49.86%
Utilities	35.54%
Consumer Discretionary	7.66%
Materials	6.47%
Health Care	0.20%
Short-term investments & Other Net Assets	0.27%
Total	100.00%

*	Holdings are subject to change.

Annual Report | October 31, 2017	3

Summit Water Infrastructure Multifactor ETF	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

Examples. As a shareholder of the Summit Water Infrastructure Multifactor ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses, if any. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held through October 31, 2017.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May 1, 2017 – October 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as brokerage charges. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expenses Paid During Period 5/1/17- 10/31/17(b)
Actual	$1,000.00	$1,069.80	0.80%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

4	844.809.3557 | www.summitwateretf.com

Summit Water	Report of Independent Registered
Infrastructure Multifactor ETF	Public Accounting Firm

To the Shareholders of Summit Water Infrastructure Multifactor ETF and Board of Trustees of Elevation ETF Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Water Infrastructure Multifactor ETF (the “Fund”), a series of Elevation ETF Trust, as of October 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Water Infrastructure Multifactor ETF as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 27, 2017

Annual Report | October 31, 2017	5

Summit Water Infrastructure Multifactor ETF	Schedule of Investments

October 31, 2017

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Consumer Discretionary (7.66%)
Coway Co., Ltd.	2,737	$237,703
Enercare, Inc.	15,327	238,916
Total Consumer Discretionary		476,619

Health Care (0.20%)
Cantel Medical Corp.	130	12,751
Total Health Care		12,751

Industrials (49.86%)
Aalberts Industries NV	3,618	178,460
ANDRITZ AG	3,861	218,308
AO Smith Corp.	1,452	85,958
Belimo Holding AG	45	192,964
CITIC Envirotech, Ltd.	105,000	59,313
Forest Water Environment
Engineering Co., Ltd.	120,000	235,548
Franklin Electric Co., Inc.	2,212	100,646
Geberit AG	437	197,814
Georg Fischer AG	156	192,176
Global Brass & Copper Holdings, Inc.	611	21,385
GWA Group, Ltd.	100,922	196,191
IDEX Corp.	1,100	141,031
Interpump Group SpA	1,280	43,105
METAWATER Co., Ltd.	6,100	161,479
Mueller Industries, Inc.	4,731	164,402
Nihon Trim Co., Ltd.	3,300	128,424
Polypipe Group PLC	42,806	234,518
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	301,000	191,757
Toro Co.	964	60,587
Valmont Industries, Inc.	312	49,577
Watts Water Technologies, Inc., Class A	1,680	113,232
Xylem, Inc.	2,060	137,052
Total Industrials		3,103,927

Materials (6.47%)
Ecolab, Inc.	742	96,950
Kemira OYJ	21,699	305,839
Total Materials		402,789

Utilities (35.54%)
Aguas Andinas SA, Class A	127,642	83,160
Beijing Enterprises Water Group, Ltd.	132,000	110,826
China Water Affairs Group, Ltd.	407,000	296,326
Cia de Saneamento Basico do
Estado de Sao Paulo	1,500	13,664
Cia de Saneamento de Minas
Gerais-COPASA	1,200	14,453
Guangdong Investment, Ltd.	114,000	165,124
Inversiones Aguas Metropolitanas
SA	55,338	100,555

Security Description	Shares	Value
Utilities (continued)
Kangda International Environmental Co., Ltd.(a)(b)	82,000	$20,707
Manila Water Co., Inc.	200,500	120,397
Pennon Group PLC	19,869	209,529
Severn Trent PLC	5,050	141,588
SJW Group	1,323	78,467
Suez	9,657	169,859
TTW PCL	696,300	228,467
United Utilities Group PLC	16,655	184,263
VA Tech Wabag, Ltd.	3,129	28,348
YTL Power International Bhd	802,740	246,501
Total Utilities		2,212,234

TOTAL COMMON STOCKS
(Cost $5,728,578)		6,208,320

	7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (0.10%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.930%	6,337	6,337

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,337)			6,337

TOTAL INVESTMENTS (99.83%)
(Cost $5,734,915)			$6,214,657

NET OTHER ASSETS AND LIABILITIES (0.17%)			10,641

NET ASSETS (100.00%)			$6,225,298

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of October 31, 2017, the aggregate fair value of those securities was $20,707, representing 0.33% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. As of October 31, 2017, the aggregate value of those securities was $20,707, representing 0.33% of net assets.

See Notes to Financial Statements.

6	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statement of Assets and Liabilities

October 31, 2017

ASSETS:
Investments, at value	$6,214,657
Foreign currency, at value (Cost $808)	808
Dividends receivable	14,080
Total Assets	6,229,545

LIABILITIES:
Payable to adviser	4,247
Total Liabilities	4,247
NET ASSETS	$6,225,298

NET ASSETS CONSIST OF:
Paid-in capital	$5,624,502
Undistributed net investment income	93,476
Accumulated net realized gain on investments and foreign currency transactions	27,540
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	479,780
NET ASSETS	$6,225,298

INVESTMENTS, AT COST	$5,734,915

PRICING OF SHARES:
Net Assets	$6,225,298
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	202,000
Net Asset Value, offering and redemption price per share	$30.82

See Notes to Financial Statements.

Annual Report | October 31, 2017	7

Summit Water Infrastructure Multifactor ETF	Statement of Operations

For the Year ended October 31, 2017

INVESTMENT INCOME:
Dividends(a)	$143,223
Total investment income	143,223

EXPENSES:
Investment adviser fees	39,714
Total expenses	39,714
NET INVESTMENT INCOME	103,509

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments(b)	344,779
Net realized loss on foreign currency transactions	(2,509)
Net change in unrealized appreciation on investments	455,151
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	131
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	797,552
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$901,061

(a)	Net of foreign tax withholding in the amount of $13,771.
(b)	Net of foreign capital gains tax of $2,235.

See Notes to Financial Statements.

8	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statements of Changes in Net Assets

	For the Year Ended October 31, 2017	For the Period August 9, 2016 (Commencement) to October 31, 2016
OPERATIONS:
Net investment income	$103,509	$21,468
Net realized gain/(loss) on investments and foreign currency transactions	342,270	(1,758)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	455,282	24,498
Net increase in net assets resulting from operations	901,061	44,208

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,999)	–
Total distributions	(24,999)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,411,442	3,808,279
Cost of shares redeemed	(2,964,693)	–
Net increase from share transactions	1,446,749	3,808,279

Net increase in net assets	2,322,811	3,852,487

NET ASSETS:
Beginning of year or period	3,902,487	50,000
End of year or period *	$6,225,298	$3,902,487

*Including undistributed net investment income of:	$93,476	$19,636

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	152,000	2,000
Shares sold	150,000	150,000
Shares redeemed	(100,000)	–
Shares outstanding, end of year or period	202,000	152,000

See Notes to Financial Statements.

Annual Report | October 31, 2017	9

Summit Water Infrastructure Multifactor ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended October 31, 2017	For the Period August 9, 2016 (Commencement) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.67	$25.09	(a)

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.20
Net realized and unrealized gain	4.72	0.38
Total from investment operations	5.31	0.58

DISTRIBUTIONS:
From net investment income	(0.16)	–
Total distributions	(0.16)	–

NET INCREASE IN NET ASSET VALUE	5.15	0.58
NET ASSET VALUE, END OF PERIOD	$30.82	$25.67
TOTAL RETURN(c)	20.85%	2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,225	$3,902

Ratio of expenses to average net assets	0.80%	0.80	%(d)
Ratio of net investment income to average net assets	2.09%	3.28	%(d)
Portfolio turnover rate(e)	85%	0	%(f)

(a)	The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, August 8, 2016, to when the initial basket was created.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Less than 0.50%.

See Notes to Financial Statements.

10	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2017

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust currently consists of one portfolio. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Summit Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser and its affiliates purchased 2,000 initial shares of the Fund at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Effective June 26, 2017, the Trust’s Board of Trustees (the “Board”) approved a reduction in the number of Shares required to form a Creation Unit of the Fund from 50,000 to 25,000 Shares. The Fund is authorized to issue an unlimited number of shares with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the Nasdaq Stock Market LLC (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the Nasdaq are valued at the Nasdaq Official Closing Price as determined by Nasdaq. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the Nasdaq, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Annual Report | October 31, 2017	11

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2017

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,208,320	$–	$–	$6,208,320
Short-Term Investments	6,337	–	–	6,337
Total	$6,214,657	$–	$–	$6,214,657

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the year ended October 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the year.

C. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

12	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2017

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Withholding taxes on foreign dividends and foreign capital gains taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. Dividends may be declared and paid more frequently to improve underlying index tracking or to comply with the distribution requirements of the Internal Revenue Code. Distributions and dividends to shareholders are recorded on the ex-dividend date.

F. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under tax regulations.

For the year ended October 31, 2017, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from foreign currency transactions, redemption in kind transactions, and foreign capital gains taxes:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Summit Water Infrastructure Multifactor ETF	$319,474	$(4,670)	$(314,804)

During the year ended October 31, 2017, the Fund realized $319,981 of net capital gains resulting from redemption in kind transactions in which shareholders exchanged Fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

The tax character of distributions paid by the Fund during the year ended October 31, 2017 was as follows:

Ordinary Income
October 31, 2017
Summit Water Infrastructure Multifactor ETF	$24,999

The Fund did not pay any distributions for the period ended October 31, 2016.

As of October 31, 2017 the components of distributable earning on a tax basis for the Fund were as follows:

Summit Water Infrastructure Multifactor ETF
Undistributed net investment income	$136,893
Net unrealized appreciation on investments	463,903
Total	$600,796

The reason for the temporary difference is due to wash sales.

Annual Report | October 31, 2017	13

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2017

As of October 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Summit Water Infrastructure Multifactor ETF	$593,102	$(129,237)	$38	$463,903	$5,750,792

The differences between book-basis and tax-basis are primarily due to wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the year ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

H. Indemnification

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.80% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (the “Administrator”), an affiliate of the Adviser, is the fund accountant and administrator of the Fund.

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

Certain Officers and Trustees of the Fund are Officers of the above companies.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $4,000, (2) a per meeting fee for regularly scheduled meetings of $2,000, (3) $1,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

14	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

October 31, 2017

4. PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$4,360,606	$4,785,258

For the year ended October 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$3,711,382	$1,772,939

The Summit Water Infrastructure Multifactor ETF had an in-kind net realized gain of $319,981.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Effective June 26, 2017, the Trust’s Board approved a reduction in the number of shares required to form a Creation Unit of the Fund from 50,000 to 25,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

Generally, a fixed creation or redemption transaction fee, as applicable, of $500 per transaction is applicable to each transaction regardless of the number of Creation Units in the transaction. Effective June 26, 2017, the transaction fee was reduced from $1,000 to $500 per transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations/redemptions or partial cash creations/redemptions may also be imposed to compensate the Fund for the costs associated with buying/selling the applicable securities.

6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | October 31, 2017	15

Summit Water Infrastructure Multifactor ETF	Additional Information

October 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling 1-844-809-3557.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Form N-Q will be available without charge, upon request, by calling 1-844-809-3557 or by writing to Elevation ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2016:

Dividends Received Deduction	Qualified Dividend Income
11.77%	72.03%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them, if any, during the calendar year 2017.

The Fund designates the following foreign taxes paid and foreign source income for federal income tax purposes for the year ended October 31, 2017.

Please consult a tax advisor if you have questions about federal or state income tax laws, or how to prepare your tax returns.

Foreign Taxes Paid	Foreign Source Income
$15,864	$149,801

INDEX PROVIDER AND LICENSING AGREEMENT

Zacks Index Services (the “Index Provider”) is the index provider for the Fund. The Index Provider, a division of Zacks Investment Management (“ZIM”), creates and maintains proprietary, quantitative portfolio strategies that are licensed to product sponsors and serve as the basis of investment products such as exchange-traded funds, unit investment trusts and closed-end funds. ZIM, a wealth management boutique, is a leading expert on earnings and using earnings estimates in the investment process. ZIM is a wholly owned subsidiary of Zacks Investment Research, one of the largest providers of independent research in the U.S. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor.

The Index Provider has entered into a License Agreement with Summit Global Management, Inc. (“Summit” and such License Agreement, the “Summit License Agreement”) to provide for the use by Summit of the names of the Index Provider and Underlying Index and certain related intellectual property in connection with the Underlying Index. Summit in turn has entered into a Sublicense Agreement with the Adviser to provide for the use of the Underlying Index by the Adviser with respect to the Fund. Pursuant to the Sublicense Agreement, the use of the Underlying Index by the Adviser is subject to the terms of the Summit License Agreement, which impose certain limitations and conditions on the Adviser’s ability to use the Underlying Index. The Adviser has entered into a Sub-Sublicense Agreement with the Fund to provide for the use of the Underlying Index by the Fund. The Fund does not pay a separate licensing fee to use the Underlying Index.

Zacks Index Services is the designer of the construction and methodology for the Underlying Index. “Zacks Index Services a division of Zacks Investment Management” and “Zacks” are service marks or trademarks of Zacks Index Services. “Summit” is a service mark or trademark of Summit (the “Licensee”). Zacks Index Services and Summit act as brand licensor for the Index. Neither Zacks Index Services nor Summit is responsible for the descriptions of the Underlying Index or the Fund that appear herein. Zacks Index Services and Summit are not affiliated with the Trust, the Adviser or the Distributor. The following disclosure relates to such licensing agreements:

16	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Additional Information

October 31, 2017 (Unaudited)

This Product is not sponsored, endorsed, sold or promoted by Zacks Investment Management, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Summit. Summit makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Summit has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Summit is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Summit has no obligation or liability in connection with the administration or trading of the Fund.

Summit does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Summit shall have no liability for any errors, omissions, or interruptions therein. Summit makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Summit makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Summit have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Annual Report | October 31, 2017	17

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

October 31, 2017 (Unaudited)

INDEPENDENT TRUSTEE

Name, Address &Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Clifford J. Weber 1963	Trustee and Chairman	Since 2016	Mr. Weber is the founder of Financial Products Consulting Group, LLC (a consulting firm). Prior to starting Financial Products Consulting Group, he was the Executive Vice President – Global Index and Exchange Traded Products of the NYSE, a subsidiary of Intercontinental Exchange, from 2013 to 2015. Previously, Mr. Weber was the Executive Vice President – Head of Strategy and Product Development of NYSE Liffe U.S., a division of NYSE Euronext, from 2008 to 2013, and held various positions with the American Stock Exchange from 1990 to 2008.	1	Mr. Weber is a Trustee of Clough Funds Trust (1 fund); Clough Global Dividend and Income Fund; Clough Global Opportunities Fund; Clough Global Equity Fund; Janus Detroit Street Trust (9 funds); and Clayton Street Trust (3 funds).
Jeremy W. Deems 1976	Independent Trustee	Since 2016	Mr. Deems is the Co-Founder, Chief Compliance Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co- Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC (an administrative services company) from 1998 to June 2007. From 2004 to 2005, Mr. Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	32	Mr. Deems is a Trustee of ALPS ETF Trust (19 funds); ALPS Variable Investment Trust (10 funds); Clough Funds Trust (1 fund); Financial Investors Trust (33 funds); and Reaves Utility Income Fund.

18	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

October 31, 2017 (Unaudited)

Name, Address &Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees

INDEPENDENT TRUSTEE (CONTINUED)
Joel W. Looney 1961	Trustee	Since 2017

Assistant Investment Officer (since 2013), Rocky Mountain Advisers, LLC (investment adviser); Director, Peak Trust Company-AK and Peak Trust Company-NV (2013 to present); Formerly, Director, Boulder Total Return Fund, Inc. (2001- 2015); Director, The Denali Fund Inc. (2007 – 2015); Director, First Opportunity Fund, Inc.(2003 – 2015); Assistant Investment Officer (2013-2015), Boulder Investment Advisers, L.L.C. (investment adviser); Partner (1999 to 2013), Financial Management Group, LLC (investment adviser); Registered Representative (2007 to 2013), VSR Financial Services, Inc. (broker-dealer).

			1	Mr. Looney is a Director of Boulder Growth & Income Fund, Inc
*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-809-3557.

Annual Report | October 31, 2017	19

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

October 31, 2017 (Unaudited)

INTERESTED TRUSTEE

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Jeremy O. May 1970	Trustee	Since 2015	Mr. May joined ALPS in 1995 and is currently Director and President of ALPS Portfolio Solutions Distributor, Inc. and ALPS Distributors, Inc., and Executive Vice President and Director of ALPS Advisors, Inc. and ALPS Holdings, Inc. Mr. May is currently on the Board of Directors of the University of Colorado Foundation.	1	Mr. May is Trustee of the Reaves Utility Income Fund and the ALPS Series Trust (8 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

***	The Fund Complex consists of the Fund, ALPS ETF Trust, ALPS Variable Investment Trust, Financial Investors Trust, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Principal Real Estate Income Fund, and RiverNorth Opportunities Fund, Inc.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling (toll-free) 1-844-809-3557.

20	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Trustees & Officers

October 31, 2017 (Unaudited)

OFFICERS

Name, Address and Year of Birth of Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Theodore J. Uhl 1974	Chief Compliance Officer (“CCO”)	Since 2016	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Financial Investors Trust, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust and the Interim CCO of Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund.
Kimberly R. Storms, 1972	Treasurer	Since 2015	Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Series Trust, Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. Ms. Storms also serves as a Board member and Treasurer of The Center for Trauma & Resilience, a nonprofit agency.
Alan Gattis, 1980	Assistant Treasurer	Since 2016	Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS. Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at PricewaterhouseCoopers LLP (2004 - 2009). Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gattis is also Assistant Treasurer of ALPS Series Trust and Financial Investors Trust.
Andrea E. Kuchli, 1985	Secretary	Since 2015	Ms. Kuchli joined ALPS in February 2015. She is currently Vice President and Senior Counsel of ALPS and AAI. Because of her position with ALPS, Ms. Kuchli is deemed an affiliate of the Trust as defined under the 1940 Act. Prior to joining ALPS, Ms. Kuchli was an Associate Attorney with Davis Graham & Stubbs LLP from April 2014 to January 2015, and an Associate Attorney with Dechert LLP from September 2011 to April 2014. Ms. Kuchli is also the Assistant Secretary of the James Advantage Trust and Secretary of ALPS ETF Trust, the Principal Real Estate Income Fund and ALPS Variable Investment Trust.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

Annual Report | October 31, 2017	21

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Please read the prospectus carefully.

ALPS Distributors, Inc., Distributor for the ETF.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referenced in 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referenced in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert”. Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended October 31, 2017 and October 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $13,500 and $22,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended October 31, 2017 and October 31, 2016, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended October 31, 2017 and October 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $5,100, respectively. The fiscal year 2017 and 2016 tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended October 31, 2017 and October 31, 2016, aggregate fees billed to the Registrant by the principal accountant for products and services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $0 and $2,500, respectively. The nature of the services performed for fiscal year ended October 31, 2016 fiscal year was for the March 4, 2016 seed audit of the registrant.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee or by the Audit Committee’s designee pursuant to the Audit Committee’s Charter.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2017 and October 31, 2016 of the Registrant were $4,140 and $5,804, respectively. These fees consisted of non-audit fees billed to (i) the Registrant of $3,000 in the fiscal year ended October 31, 2017 and $5,100 in the fiscal year ended October 31, 2016 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $1,140 the fiscal year ended October 31, 2017 and $704 in the fiscal year ended October 31, 2016. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)	The Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act and is comprised of the following members:

Jeremy W. Deems

Joel Looney

and Clifford J. Weber

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report and as required by and 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR is filed herewith as Exhibit 12(a)(1).

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	January 8, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	January 8, 2018